Note 25 - Earnings Per Share - Earnings Per Share Computations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares
Statement Line Items [Line Items]
Issued number of shares at the beginning of year (in shares)	10,603,153	10,603,153		52,787,428
Share consolidation (in shares)				(42,135,492)
Issued shares post consolidation (in shares)	10,603,153	10,603,153		10,651,936
Weighted average shares repurchased (in shares)				(60,978)
Weighted average shares issued (in shares)	138,736			16,924
Weighted average number of shares at December 31 (in shares)	10,741,889	10,603,153		10,607,882
Issued number of shares at the beginning of year (in shares)	10,603,851	10,603,153		10,607,882
Effect of dilutive options (in shares)	143,267	698		9,622
Weighted average number of shares (diluted) at December 31 (in shares)	10,747,118	10,603,851		10,617,504
Profit for the year attributable to owners of the Company (basic and diluted) | $	$ 42,018	$ 10,766	[1]	$ 9,384	[1]
Blanket Mine Employee Trust Adjustment | $	(986)	(280)		(210)
Profit attributable to ordinary shareholders (basic and diluted) | $	$ 41,032	$ 10,486		$ 9,174
Basic earnings per share - $	3.82	0.99		0.86
Diluted earnings per share - $	3.81	0.99		0.86

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.